Other Equity Instruments (Details) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure Of Other Equity Instruments [Line Items]
Other equity instruments	£ 2,100	£ 2,196
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 500	£ 500
Interest rate	0.0675	0.0675
Other equity instruments	£ 0	£ 496
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 500	£ 500
Interest rate	0.0630	0.0630
Other equity instruments	£ 500	£ 500
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 450	£ 450
Interest rate	0.0425	0.0425
Other equity instruments	£ 450	£ 450
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 750	£ 750
Interest rate	0.0650	0.0650
Other equity instruments	£ 750	£ 750
- £400m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 400	£ 400
Interest rate	0.0875	0.0875
Other equity instruments	£ 400	£ 0